Income Taxes - Components of Deferred Tax Assets (Detail)	Dec. 31, 2014 USD ($)
Deferred tax assets:
U.S. net operating loss carryforwards	$ 5,133,763
Tax credit carryforwards	2,623,967
Stock based compensation	916,695
Deferred rent	276,778
Deferred revenue	625,987
Accruals and other	378,976
Total deferred tax assets	9,956,166
Less valuation allowance	(9,956,166)
Net deferred taxes	$ 0